Share-Based Compensation - Options rollforward (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
Share Based Compensation [Abstract]
Share options outstanding, beginning | EquityInstruments	5,220,667	8,539,214
Share options grants | EquityInstruments	1,618,000	1,881,000
Share options exercises | EquityInstruments	(1,105,167)	(4,559,047)
Share options expires | EquityInstruments	(16,000)	(24,000)
Share options forfeitures | EquityInstruments	(68,333)	(616,500)
Share options outstanding, ending | EquityInstruments	5,649,167	5,220,667
Share options exercisable, ending | EquityInstruments	2,575,834	2,757,669
Weighted Average Exercise Price per Share, share options outstanding, beginning | $ / shares	$ 1.49	$ 1.09
Weighted Average Exercise Price per Share, share options grants | $ / shares	2.59	1.54
Weighted Average Exercise Price per Share, share options exercises | $ / shares	1.24	0.78
Weighted Average Exercise Price per Share, share options expires | $ / shares	0.68	0.6
Weighted Average Exercise Price per Share, share options forfeitures | $ / shares	1.53	1.37
Weighted Average Exercise Price per Share, Share options outstanding, ending | $ / shares	1.85	1.49
Weighted Average Exercise Price per Share, Share options exercisable, ending | $ / shares	$ 1.52	$ 1.35